Note 15 - Other Comprehensive Income (Loss) (Details) - Components of Accumulated Other Comprehensive Income (Loss) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) [Member] Reclassification out of Accumulated Other Comprehensive Income [Member] USD ($)	Mar. 31, 2014 Accumulated Net Unrealized Investment Gain (Loss) [Member] Reclassification out of Accumulated Other Comprehensive Income [Member] JPY (¥)	Mar. 31, 2014 Accumulated Defined Benefit Plans Adjustment [Member] Reclassification out of Accumulated Other Comprehensive Income [Member] USD ($)	Mar. 31, 2014 Accumulated Defined Benefit Plans Adjustment [Member] Reclassification out of Accumulated Other Comprehensive Income [Member] JPY (¥)	Mar. 31, 2014 Reclassification out of Accumulated Other Comprehensive Income [Member] USD ($)	Mar. 31, 2014 Reclassification out of Accumulated Other Comprehensive Income [Member] JPY (¥)
Note 15 - Other Comprehensive Income (Loss) (Details) - Components of Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized holding gain on securities					$ 1,045	¥ 107,655
Income tax expense	17,433	1,795,305	2,607,582	2,525,486	(400)	(41,232)	2	133
Net income	45,481	4,683,632	5,317,347	3,574,510	645	66,423	(2)	(236)
Total amount reclassified	43,137	4,442,237	5,300,654	3,640,963					643	66,187
Defined benefit pension plans							$ (4)	¥ (369)